LONG-TERM OPERATING COMMITMENTS - Social and Environmental Commitments (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
2022
Social and environmental Commitments
Total	R$ 123,741
2022 | Eletronuclear
Social and environmental Commitments
Total	70,169
2022 | Furnas
Social and environmental Commitments
Total	43,841
2022 | Eletronorte
Social and environmental Commitments
Total	9,731
2023
Social and environmental Commitments
Total	126,929
2023 | Eletronuclear
Social and environmental Commitments
Total	80,440
2023 | Furnas
Social and environmental Commitments
Total	39,286
2023 | Eletronorte
Social and environmental Commitments
Total	7,203
2024
Social and environmental Commitments
Total	118,997
2024 | Eletronuclear
Social and environmental Commitments
Total	67,007
2024 | Furnas
Social and environmental Commitments
Total	44,787
2024 | Eletronorte
Social and environmental Commitments
Total	7,203
2025
Social and environmental Commitments
Total	103,516
2025 | Eletronuclear
Social and environmental Commitments
Total	67,007
2025 | Furnas
Social and environmental Commitments
Total	33,946
2025 | Eletronorte
Social and environmental Commitments
Total	2,563
2026
Social and environmental Commitments
Total	90,024
2026 | Eletronuclear
Social and environmental Commitments
Total	56,533
2026 | Furnas
Social and environmental Commitments
Total	30,928
2026 | Eletronorte
Social and environmental Commitments
Total	2,563
After 2026
Social and environmental Commitments
Total	5,127
After 2026 | Eletronorte
Social and environmental Commitments
Total	R$ 5,127